Finacial Liabilities at Fair Market Value - Schedule of Financial Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Financial Liability [Line Items]
Total	$ 886	$ 1,575
Financial liability [Member]
Schedule of Financial Liability [Line Items]
Total	69	69
Non-Tradable Warrants [Member]
Schedule of Financial Liability [Line Items]
Total	$ 817	$ 1,506